Business Description (Details) - USD ($)						12 Months Ended
	Jun. 27, 2025	Nov. 14, 2024	Oct. 23, 2024	Jul. 15, 2022	Jul. 08, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 02, 2019	Nov. 25, 2015
Business Description [Line Items]
Incorporated date						Jul. 08, 2021
Ordinary shares, authorized						500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Number of shares issued as stock split				16,990,000
Ordinary shares, outstanding						18,748,000	17,000,000
Gross proceeds (in Dollars)			$ 6,100,000			$ 5,368,773
Gross proceeds from over-allotment (in Dollars)		$ 900,000
Net proceeds (in Dollars)		$ 5,400,000
Aggregate ordinary shares						15,436,000
Li Bang International Corporation Inc. [Member]
Business Description [Line Items]
Ordinary shares, authorized					500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary shares, issued					10,000
Army Chan Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued						799,000
Delight Wang Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued						765,000
Maple Huang Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued						12,801,000
Ordinary shares, outstanding						17,000,000
Equity interest						75.30%
Funa Lee Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued						2,635,000
Huang Feng [Member]
Business Description [Line Items]
Equity interest						90.80%
Common Stock [Member]
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, issued						1,748,000
Yangzhou Bangshijie Kitchen Appliance Co., Ltd. [Member]
Business Description [Line Items]
Percentage of equity interests									90.00%
Nanjing Bangshijie Kitchen Appliance Co., Ltd. [Member]
Business Description [Line Items]
Percentage of equity interests										95.00%
Class A Ordinary Shares [Member]
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Voting per share (in Dollars per share)	1
Class B Ordinary Shares [Member]
Business Description [Line Items]
Voting per share (in Dollars per share)	$ (15)
Class B Ordinary Shares [Member] | Common Stock [Member]
Business Description [Line Items]
Ordinary shares, authorized	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
IPO [Member]
Business Description [Line Items]
Ordinary shares, issued			1,520,000
Price per share (in Dollars per share)		$ 4	$ 4
IPO [Member] | Common Stock [Member]
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Over-Allotment Option [Member]
Business Description [Line Items]
Additional shares issued		228,000
Li Bang Kitchen Appliance [Member]
Business Description [Line Items]
Equity interest						100.00%